INCOME TAXES - Disclosure of non-capital loss carry-forwards expiry (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-Capital Losses	$ 23,360,000
Tax authority of Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-Capital Losses	$ 21,545,000	$ 9,940,000
2019 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of Expiry	2039
Non-Capital Losses	$ 42,000
2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of Expiry	2040
Non-Capital Losses	$ 298,000
2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of Expiry	2041
Non-Capital Losses	$ 8,133,000
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of Expiry	2042
Non-Capital Losses	$ 14,887,000